Offerings	Oct. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 900,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 78.30
Offering Note	Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 21,562,500.00
Amount of Registration Fee	$ 2,977.78